Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Calculation of net loss and number of shares used to compute basic and diluted earnings per share

Basic net loss per share is determined by dividing net loss by the weighted average shares of common stock outstanding during the period, without consideration of potentially dilutive securities except for those shares that are issuable for little or no cash consideration. Diluted net loss per share is determined by dividing net loss by diluted weighted average shares outstanding. Diluted weighted average shares reflects the dilutive effect, if any, of potentially dilutive common shares, such as stock options and warrants calculated using the treasury stock method. In periods with reported net operating losses, all common stock options and warrants are generally deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal. However, in certain periods in which the exercise price of the warrants was less than the last reported sales price of Delcath’s common stock on the final trading day of the period and there is a gain recorded pursuant to the change in fair value of the warrant derivative liability, the impact of gains related to the mark-to-market adjustment of the warrants outstanding at the end of the period is reversed and the treasury stock method is used to determine diluted earnings per share.

	June 30,
(in thousands, except share data)	2019	2018
Net (loss) income—basic	$(13,853)	$527
Adjustment for gain on warrant income	—	(619)

Net loss—diluted	$(13,853)	$(92)

Weighted average shares outstanding—basic*	72,069,390	788,512

Weighted average shares outstanding—diluted*	72,069,390	799,430

Net loss per share—basic*	$(0.19)	$0.67
Net loss per share—diluted*	$(0.19)	$(0.12)

*	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.

The calculation of net loss and the number of shares used to compute basic and diluted earnings per share for the years ended December 31, 2018 and 2017:

	December 31,
(in thousands, except share data)	2018	2017
Net loss—basic	$(19,222)	$(45,117)
Preferred stock dividends	—	(527)

Net loss—diluted	$(19,222)	$(45,644)

Weighted average shares outstanding—basic	26,705,375	14,039

Weighted average shares outstanding—diluted	26,705,375	14,039

Net loss per share—basic	$(0.72)	$(3,250)
Net loss per share—diluted	$(0.72)	$(3,250)

Summary of Reconciliation of Weighted Average Shares Outstanding Calculation

The following table provides a reconciliation of the weighted average shares outstanding calculation for the three and six months ended June 30, 2019:

	Three months ended June 30, 2019	Six months ended June 30, 2019
Weighted average shares issued	17,910,886	18,676,912
Weighted average pre-funded warrants	53,392,478	53,392,478

Weighted average shares outstanding	71,303,364	72,069,390

The following table provides a reconciliation of the weighted average shares outstanding calculation at December 31, 2018:

December 31, 2018
Weighted average shares issued	2,738,944
Weighted average pre-funded warrants	23,966,431

Weighted average shares outstanding	26,705,375

Anti-dilutive securities excluded from the computation of earnings per share

The following potentially dilutive securities were excluded from the computation of earnings per share as of June 30, 2019 and 2018 because their effects would be anti-dilutive:

	June 30,
	2019	2018
Stock options	1,166,667	—
Common stock warrants—equity	4,202,909	—
Common stock warrants—liability	125,029	2,116,296
Assumed conversion of convertible notes	335,697	1,116,255

Total	5,830,302	3,232,551

Shares excluded from the computation of diluted earnings per share:

	2018	2017
Common stock warrants—equity	4,202,909	14,049
Common stock warrants—liability	189,029	—
Assumed conversion of convertible notes	2,576,203	—

Total	6,968,141	14,049